Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accounts Receivable, Net and Notes Receivable [Abstract]
Accounts Receivable, Net
4. Accounts Receivable, Net

Accounts receivable, net consisted of the following as of September 30, 2013 and December 31, 2012:

	September 30,	December 31,
	2013	2012
	(Unaudited)
Accounts receivable	$387,025	$356,148
Less: Reserve for future chargebacks	(39,724)	(36,129)
Total accounts receivable, net	$347,301	$320,019

Credit card payments for subscriptions and micro-transactions typically settle several days after the date of purchase. As of September 30, 2013, the amount of unsettled transactions due from credit card payment processors amounted to $141,614, as compared to $112,885 at December 31, 2012. At September 30, 2013, the amount of accounts receivable due from Apple Inc. amounted to $234,048 as compared to $201,859 at December 31, 2012. These amounts are included in our accounts receivable

4. Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$423,220	$356,148
Less: Reserve for future chargebacks	(37,850)	(36,129)
Total accounts receivable, net	$385,370	$320,019

Credit card payments for subscriptions and micro-transaction purchases typically settle several days after the date of purchase.  As of December 31, 2013, the amount of unsettled transactions due from credit card payment processors amounted to $191,656, as compared to $112,885 at December 31, 2012.  At December 31, 2013, the amount of receivable due from Apple Inc. amounted to $217,536, as compared to $201,859 at December 31, 2012.  These amounts are included in our accounts receivable.